NUVEEN EQUITY INCOME FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN REAL ESTATE SECURITIES FUND

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN EQUITY INDEX FUND

NUVEEN MID CAP INDEX FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 23, 2011

TO THE PROSPECTUS DATED FEBRUARY 28, 2011,

AS SUPPLEMENTED MARCH 2, 2011

The last four sentences in the footnote to the table in the section “How You Can Buy and Sell Shares—What Share Classes We Offer—Class A Shares” are hereby deleted and replaced with the following two sentences:

Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1% if you redeem any of your shares within 12 months of purchase. See “How to Sell Shares—Contingent Deferred Sales Charge” below for more information.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-1111P

NUVEEN EQUITY INCOME FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN REAL ESTATE SECURITIES FUND

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN EQUITY INDEX FUND

NUVEEN MID CAP INDEX FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED NOVEMBER 23, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2011,

AS SUPPLEMENTED MARCH 2, 2011

1.

The second sentence in the first paragraph in the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is hereby deleted and replaced with the following sentence:

However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a CDSC is imposed on any redemption within 12 months of purchase.

2.

Numerette (xi) in the first sentence of the third paragraph of the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is hereby deleted in its entirety and replaced with the following two numerettes:

(xi) redemptions of Class C shares in cases where the Distributor did not advance the first year’s service and distribution fees when such shares were purchased; and (xii) redemptions of Class A shares where the Distributor did not pay a sales commission when such shares were purchased.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STKSAI-1111P